Annual Operating Expenses {- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Communication Services Portfolio - VIP Communication Services Portfolio-Initial VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%